Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Current assets:
Cash and cash equivalents	$ 1,976,980			$ 430,107		$ 359,894	$ 448,754
Accounts receivable	3,750						849
Inventory	136,902			228,163			360,214
Prepaids and other current assets	188,006			308,183			64,522
Total current assets	2,305,638			966,453			874,339
Property and equipment, net	191,663			127,524			128,627
Other assets	652,045			43,783			57,713
Total assets	3,149,346			1,137,760			1,060,679
Current liabilities:
Accounts payable	566,059			967,315			485,577
Accrued liabilities	387,538			516,152			41,127
Note payable	1,471,799			1,463,244	1,462,244		1,581,390
Related party convertible bridge notes				4,875,000			1,000,000
Total current liabilities	2,425,396			7,821,711			3,412,611
Preferred stock warrant liabilities		580,187	602,188	623,672	623,672		685,213	646,844
Total liabilities	2,425,396			8,445,383			4,138,951
Stockholders’ equity (deficit):
Common stock	35,066,274			6,556			6,556
Additional paid-in capital				22,395,684			22,308,256
Accumulated deficit	(34,342,324)			(29,904,925)			(25,588,146)
Total stockholders’ equity (deficit)	723,950			(7,307,623)			(3,078,272)	(6,710,944)	(1,740,093)	(349,091)	(618,346)	2,515,830	(492,985)
Total liabilities and stockholders’ equity (deficit)	3,149,346			1,137,760			1,060,679
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Convertible Preferred Stock				23,863			23,863
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Convertible Preferred Stock				$ 171,199			$ 171,199